Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	September 30, 2018	December 31, 2017
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2022	560,938	629,667
U.S. Dollar-denominated Term Loans due through 2030	1,433,398	1,623,440
U.S. Dollar-denominated Term Loan due through 2021	58,255	85,574
U.S. Dollar Non-Public Bonds due through 2024	849,868	162,659
U.S. Dollar Bonds due through 2022	324,816	550,000
Norwegian Kroner Bonds due through 2019	10,547	121,889
Total principal	3,237,822	3,173,229
Less debt issuance costs and other	(47,981)	(49,501)
Total debt	3,189,841	3,123,728
Less current portion	(556,498)	(589,767)
Long-term portion	2,633,343	2,533,961